COMMON STOCK (Tables)	12 Months Ended
Dec. 28, 2013
COMMON STOCK [Abstract]
Stock Option Plans Activity
A summary of the transactions under the stock option plans is as follows:

	Stock Under Option	Weighted- Average Exercise Price Per Share	Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at December 25, 2010	359,997	24.04	2.35	5,012,758
Exercised	(122,517)	21.33		1,153,067
Forfeited or expired	(46,146)	20.57
Outstanding at December 31, 2011	191,334	26.60	1.83	872,441
Exercised	(79,550)	21.82		970,698
Forfeited or expired	(1,678)	21.84
Outstanding at December 29, 2012	110,106	30.13	1.64	845,915
Exercised	(77,632)	29.49		1,221,004
Forfeited or expired	-	-		-
Outstanding at December 28, 2013	32,474	31.65	1.55	661,674
Vested or expected to vest at December 28, 2013	(31,000)	31.70
Exercisable at December 28, 2013	1,474	$30.64	0.59	$31,529

Nonvested Restricted Shares Activity
A summary of the nonvested restricted stock awards granted under the LTSIP is as follows:

	Restricted Awards	Weighted- Average Grant Date Fair Value	Unrecognized Compensation Expense (in millions)	Weighted- Average Period to Recognize Expense
Nonvested at December 25, 2010	219,794	$28.17	$2.8	2.30 years
Granted	71,950	38.19
Vested	(113,244)	29.13
Forfeited	(15,500)	30.12
Nonvested at December 31, 2011	163,000	31.75	3.4	3.37 years
Granted	37,433	35.05
Vested	(859)	29.72
Forfeited	(12,965)	30.35
Nonvested at December 29, 2012	186,609	32.22	3.2	2.68 years
Granted	36,481	40.58
Vested	(9,955)	40.58
Forfeited	(6,715)	31.96
Nonvested at December 28, 2013	206,420	$32.52	$2.9	2.00 years